TAXATION - Reconciliation of the statutory tax rate (Details) - USD ($)	3 Months Ended		6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024
TAXATION
Earning before income tax-rate	$ (1,366,138)	$ 7,299,712	$ (3,627,496)	$ 2,633,692
Income tax expense by applying tax rate in force in the respective countries	(1,865,021)	(1,107,716)	(2,726,977)	347,022
Share of profit or loss of subsidiaries, joint ventures and associates	22,030	80,501	92,006	(15,763)
Stock options charge		(64,915)		(133,846)
Non-deductible expenses	169,116	589,391	(839,077)	258,333
Tax inflation adjustment	(1,019,201)	708,130	(1,032,231)	1,500,823
Result of inflation effect on monetary items and other finance results	88,715	(2,688,420)	(512,564)	(3,547,919)
Derecognition of tax loss carryforwards	(505,009)		(569,551)
Others		1,846,876		1,846,876
Income tax expenses	$ (3,109,370)	$ (636,153)	$ (5,588,394)	$ 255,526